<SEQUENCE>1
<FILENAME>nia2q09.txt




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F-HR

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nottinghill Investment Advisers, Ltd.
Address: Southampton Square
         7414 Jager Court
         Cincinnati, Ohio  45230-4344

13F File Number:  28-11593

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas G. McPeek
Title:     Managing Director
Phone:     513-624-3000

Signature, Place, and Date of Signing:

     Douglas G. McPeek     Cincinnati, Ohio     July 23, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $76,182 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                   VALUE   SHARES/  SH/  PUT/ INVSTMT    OTHER     VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN  CALL DSCRETN  MANAGERS   SOLE   SHARED  NONE
ALCOA INC                COM            013817101     3254   314960            Sole               137350       0 177610
AMAZON INC               COM            023135106      627     7500            Sole                 3125       0   4375
AMERICAN EXPRESS CO      COM            025816109     3733   160630            Sole                68850       0  91780
APOLLO GROUP INC CL A    COM            037604105      263     3700            Sole                 2000       0   1700
AT&T                     COM            00206R102     4057   163314            Sole                81823       0  81491
AUTOZONE INC             COM            053332102      348     2300            Sole                 1225       0   1075
BIG LOTS INC             COM            089302103     3215   152885            Sole                76350       0  76535
BRISTOL MYERS SQUIBB     COM            110122108     3919   192944            Sole                93150       0  99794
DELL COMPUTER CORP       COM            24702R101     4186   304900            Sole               136700       0 168200
DIRECTV GROUP INC        COM            25459L106     5144   208164            Sole               101125       0 107039
DOW CHEM CO              COM            260543103     2624   162550            Sole                78000       0  84550
DU PONT                  COM            263534109     3178   124058            Sole                59300       0  64758
FAMILY DLR STORES        COM            307000109     4011   141722            Sole                68350       0  73372
GENERAL ELEC CO          COM            369604103     2285   194980            Sole               102650       0  92330
INGERSOLL-RAND CO CL A   COM            G4776G101     4182   200090            Sole                95400       0 104690
INTL PAPER CO            COM            460146103     4316   285275            Sole               126250       0 159025
J P MORGAN CHASE         COM            46625H100     4384   128525            Sole                64375       0  64150
LEGGETT & PLATT          COM            524660107     3056   200625            Sole               103650       0  96975
LILY ELI & CO            COM            532457108     3658   105613            Sole                53125       0  52488
MERCK & CO               COM            589331107     3775   135021            Sole                66350       0  68671
MONSANTO CO              COM            61166W101     4353    58552            Sole                30100       0  28452
ORACLE CORP              COM            68389X105      511    23875            Sole                 9300       0  14575
PFIZER                   COM            717081103     3128   208549            Sole               100650       0 107899
SPDR TR UNIT SER 1       COM            78462F103      249     2709            Sole                    0       0   2709
WHIRLPOOL CORP           COM             963320106    3726    87550            Sole                39925       0  47625

                                                    76,182